Goodwill and Intangible Assets - Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2025 INR (₨) yr
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 27,450
Capco - customer-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.08
Net carrying value | ₨	₨ 15,735
Capco - marketing-related intangible [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	6.08
Net carrying value | ₨	₨ 5,645
AVT [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 1,805
Rizing [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.64
Net carrying value | ₨	₨ 1,410
Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	721
Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Net carrying value | ₨	₨ 645
Rational Interaction, Inc. [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.89
Net carrying value | ₨	₨ 609
Eximius Design, LLC [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.4
Net carrying value | ₨	₨ 572
Convergence Acceleration Solutions, LLC [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	3.03
Net carrying value | ₨	₨ 308
Bottom of range [member] | AVT [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.21
Bottom of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.5
Bottom of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	1.87
Top of range [member] | AVT [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	5.72
Top of range [member] | Vara Infotech Private Limited [member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	4.5
Top of range [member] | Aggne [Member]
Disclosure of intangible assets material to entity [line items]
Estimated remaining amortization period	2.87